COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 COMMITMENTS AND CONTINGENCIES

The Company is subject to various claims, legal actions, and regulatory proceedings arising in the ordinary course of business. In the opinion of management, after consultation with legal counsel, the ultimate resolution of these matters is not expected to have a material adverse effect on the Company’s financial position, results of operations, or cash flows.

NOTE 12 COMMITMENTS AND CONTINGENCIES

The Company is subject to various claims, legal actions, and regulatory proceedings arising in the ordinary course of business. In the opinion of management, after consultation with legal counsel, the ultimate resolution of these matters is not expected to have a material adverse effect on the Company’s financial position, results of operations, or cash flows.